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                          Pruco Life Insurance Company
                           Strategic Partners Select


                       Supplement, dated August 11, 2003
                                       To
                         Prospectus, dated May 1, 2003


In Section 6 of the prospectus, under the section entitled "Withdrawal Charge", there is the statement that "[t]here will be a reduction in the withdrawal charge for contracts issued to contractowners whose age at issue is 84 and older." In that sentence, the reference to the age of the "contractowner" is amended to refer instead to the age of the annuitant.